Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 12,635	$ 9,292	$ 11,065	$ 9,413	$ 10,643	$ 9,693
Interest-bearing deposits with financial institutions		77,690	54,601	54,830
Total	[2]	$ 90,325	$ 63,893	$ 65,895

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).
[2]	Net of allowances of $5 (April 30, 2023 – $6; October 31, 2022 – $4).